SCHEDULE OF OPERATING LEASES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 02, 2021
Right To Use Assets And Lease Liability
Operating lease - right-of-use asset - non-current	$ 46,954	$ 58,849	$ 104,124	$ 241,800
Operating lease liability	$ 47,654	$ 59,897	$ 104,124
Weighted-average remaining lease term (years)	1 year 10 months 2 days	2 years 29 days	2 years 8 months 8 days
Weighted-average discount rate	8.00%	8.00%	8.00%
Amortization of right-of-use operating lease asset	$ 13,011	$ 52,043	$ 96,978
Total operating lease costs	13,011	52,043	96,978
Operating cash outflows from operating lease (obligation payment)	13,360	51,344	130,147
Right-of-use asset obtained in exchange for new operating lease liability			$ 115,389